Registration No. 333-111688
                           811-07837

As Filed with the Securities and Exchange Commission on December 10, 2012

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933                [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No._18___         [X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.__47__          [ X ]

Sun Life of Canada (U.S.) Variable Account G
Registrant

Sun Life Assurance Company of Canada (U.S.)
Depositor

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Depositor's Address

1-888-594-2654
Depositor's Telephone Number

William T. Evers
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[ X ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[  ]  on May 1, 2012 pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on July 27, 2009 pursuant to paragraph (a)(1) of Rule 485.

[  ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment No. 18 to the Registration Statement on Form N-6 (the "Registration Statement") (File Nos. 333-111688, 811-07837) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 17 to the Registration Statement, which was filed on April 27, 2012. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 17 to the Registration Statement.

PART A

SUPPLEMENT DATED DECEMBER 10, 2012
TO
PROSPECTUSES DATED

MAY 1, 2012
FOR FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE
AND SUN LIFE LARGE CASE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

The shareholders of the Sun Capital Advisers Trust (the “Trust”) approved the following actions to occur at the end of business on December 7, 2012.

I.  The merger of certain Sun Capital funds into MFS Series.

If your Policy had any investment option listed in the “Existing Funds” column in the table immediately below, those options merged into the corresponding investment options listed in the “Successor Funds” column.
EXISTING FUNDS	SUCCESSOR FUNDS
1. SC WMC Large Cap Growth Fund	1. MFS Growth Series
2. SC Davis Venture Value Fund	2. MFS Research Series
3. SC WMC Blue Chip Mid Cap Fund	3. MFS Mid Cap Growth Series
4. SC Invesco Small Cap Growth Fund	4. MFS New Discovery Series
5. Sun Capital Investment Grade Bond Fund	5. MFS Research Bond Series
6. SC PIMCO Total Return Fund	6. MFS Research Bond Series
7. SC Lord Abbett Growth & Income Fund	7. MFS Value Series
8. SC PIMCO High Yield Fund	8. MFS High Yield Portfolio

II.  The transitioning of certain Sun Capital funds into MFS Portfolios.

If your Policy had any investment option listed in the “Transitioning Funds” column in the table immediately below, those options transitioned into the corresponding MFS Portfolio listed in the “Funds as Renamed” column.
TRANSITIONING FUNDS	FUNDS AS RENAMED
1. Sun Capital Global Real Estate Fund	1. MFS Global Real Estate Portfolio
2. SC BlackRock Inflation Protected Bond Fund	2. MFS Inflation Adjusted Bond Portfolio
3. SC Columbia Small Cap Value Fund	3. MFS New Discovery Value Portfolio
4. SC Goldman Sachs Mid Cap Value Fund	4. MFS Mid Cap Value Portfolio
5. SC Goldman Sachs Short Duration Fund	5. MFS Limited Maturity Portfolio
6. SC Ibbotson Balanced Fund	6. MFS Moderate Allocation Portfolio
7. SC Ibbotson Conservative Fund	7. MFS Conservative Allocation Portfolio
8. SC Ibbotson Growth Fund	8. MFS Growth Allocation Portfolio
9. SC BlackRock Small Cap Index Fund	9. MFS Blended Research Small Cap Portfolio

III.  The liquidation of SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and Sun Capital Money Market Fund.

Any Account Value in a liquidating fund which was not previously transferred out prior to liquidation was automatically transferred to the MFS Money Market Portfolio.  Through January 11, 2013, that portion of Account Value in the MFS Money Market Portfolio as a result of the liquidation may be transferred out to another investment option without the transfer counting against any contractual transfer limits.

Please retain this supplement with your prospectus for future reference.

PART B

The Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement for Sun Life of Canada (U.S.) Variable Account G, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2012.

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

B.	None.

C.
(1) Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on April 30, 2009.)

(2) Amendment One to the Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on April 30, 2009.)

(3) Amendment Two to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on April 27, 2010.)

(4) Amendment Three to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on April 27, 2010.)

(5) Sales Operations and General Agent Agreement.  (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on April 27, 2012.)

D.
(1)  Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on April 5, 2004.)

(2)  Additional Protection Benefit Rider (APB Rider) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

E.
(1)  Application for Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(3)  Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Consent Form (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)  Application for Flexible Premium Variable Universal Life Insurance Policy (Expanded GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

F.
(1)  Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

(2)  Bylaws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

G.
Specimen Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

H.           (1)      Participation Agreement, dated February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on February 3, 2000.)

(2)      Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)      Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(4)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(5)       Amended and Restated Participation Agreement, dated November 6, 2002, by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

(6)      Amended and Restated Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(7)      Participation Agreement, dated July 15, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

(8)
Participation Agreement, dated September 12, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(9)
Amended and Restated Participation Agreement, dated August 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(10)
Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, LP. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(11)
Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005).

(12)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005).

(13)
Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.), The Alger American Fund and Fred Alger and Company, Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.)

(14)    Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005).

(15)    Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company    of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(16)    Participation Agreement, dated December 1, 2004, by and among Wanger Advisors Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.  (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, File No.333-136435, filed with the Securities and Exchange Commission on August 9, 2006.)

(17)    Participation Agreement, dated November 16, 2005, by and among Janus Aspen Series, Janus Distributors LLC and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, File No. 333-136435, filed with the Securities and Exchange Commission on

August 9, 2006.)

(18)    Participation Agreement, dated September 1, 2005, by and among Sun Life Assurance Company of Canada (U.S.), Royce Capital Fund and Royce & Associates, LLC. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(19)    Participation Agreement, dated September 1, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(20)  Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Post-Effective Amendment 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2007.)

(21)   Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2007.)

(22)
Participation Agreement, dated October 1, 2008, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company.

(Incorporated by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 111688, filed with the Securities and Exchange Commission on September 22, 2008.)

(23)
Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H9, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007.)

(24)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008.)

(25)
Participation Agreement, dated December 10, 2012, by and among MFS Variable Insurance Trusts I, II and III, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Massachusetts Financial Services Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on December 10, 2012.)

I.
Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

J. (1)
Powers of Attorney.  (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2012.)

(2)
Resolution of the Board of Directors of the Depositor dated March 27, 2012, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 333-83516, filed with the Securities and Exchange Commission on April 27, 2012.)

K.
Legal Opinion. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2012.)

L.           None.

M.           None.

N.           Consent of Independent Registered Public Accounting Firm.

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Director
Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and Chief Financial Officer and Treasurer
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Counsel
Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Chairman and Director and President, SLF U.S.
Fred M. Tavan Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President and Chief Actuary
Kerri R. Ansello Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Counsel and Secretary
Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President, Sun Life Financial U.S. Operations
Kenneth A. McCullum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Life and Annuities, Inforce Management and Director
Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario, Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Colm J. Freyne Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Director

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial..

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed April 27, 2012.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 29.  INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a)  Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, I. K and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account and Sun Life (N.Y.) Variable Accounts A, B, C, D and N.

(b)
Name and Principal	Position and Offices
Business Address*	with Underwriter

Kenneth A. McCullum	President and Director
Scott M. Davis	Director
Larry R. Madge	Director
Paul Finnegan	Anti-Money Laundering Compliance Officer
Michael S. Bloom	Assistant Secretary
Kathleen T. Baron	Chief Compliance Officer
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Michelle A. Greco	Senior Counsel
Jie Cheng Kerri R. Ansello Maryellen Percuoco	Tax Assistant Vice President Secretary Assistant Secretary

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Not applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life of Canada (U.S.).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 10th day of December, 2012.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: __/s/ Westley V. Thompson*_________________
Westley V. Thompson
President, SLF U.S.

*By:	__/s/ Susan J. Lazzo______________________________
Susan J. Lazzo
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	Chairman and Director and President, SLF U.S.	December 10, 2012
Westley V. Thompson	(Principal Executive Officer)

/s/ Larry R. Madge*	Director and Senior Vice President and Chief Financial	December 10, 2012
Larry R. Madge	Officer and Treasurer
(Principal Financial Officer)

/s/ Vincent A. Montiverdi*	Vice President and Controller	December 10, 2012
Vincent A. Montiverdi	(Principal Accounting Officer)

*By: /s/ Susan J. Lazzo	Attorney-in-Fact for:	December 10, 2012
Susan J. Lazzo
Kenneth A. McCullum, Director
Scott M. Davis, Director
Thomas A. Bogart, Director
Colm J. Freyne, Director

*Susan J. Lazzo has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 333-83516, filed with the Securities and Exchange Commission on April 27, 2012.

EXHIBIT INDEX

N	Consent of Independent Registered Public Accounting Firm

Representation of Counsel Pursuant to Rule 485(b)